Share capital (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Statement [Line Items]
Stock option plan, description	The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled.
Private Placements [Member]
Statement [Line Items]
Warrants issued		2,500,000
Warrant exercise price per share		$ 8.00
Warrant value		$ 200,000